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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sep 30, 2012

Check here if Amendment [X]: Amendment Number: 2

   This Amendment (Check only one):   [_] is a restatement
                                      [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Toronto-Dominion Bank
Address: Toronto Dominion Bank Tower
         Toronto-Dominion Centre
         P.O. Box 1
         Toronto, Ontario M5K 1A2, Canada


Form 13F File Number: 28-11527

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Norie Campbell
Title:   Executive Vice President
Phone:


Signature, Place, and Date of Signing:

  /S/ Norie Campbell           Toronto, Ontario           December 17, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name
28-05929                       TD Asset Management USA Inc.
28-05987                       TD Asset Management Inc.
28-11451                       TD Securities (USA) LLC

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                             FORM 13F SUMMARY PAGE


Report summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           11

Form 13F Information Table Value Total  (x$1000): $16,660

LIST OF OTHER INCLUDED MANAGERS:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1    28-11512                       TD Securities Inc.

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Form 13F-HR
             Name of reporting Manager The Toronto - Dominion Bank

                                                                            Item6:                           Item 8:
                                                                     Investment Discretion          Voting Authority (Shares)
                         Item 2:           Item 4:  Item 5:                  (b)           Item 7:
                          Title   Item 3:   Fair   Shares or               Shared-   (c)   Managers
Item 1:                    of      CUSIP   Market  Principal         (a)     As    Shared-   See     (a)
Name of Issuer            Class   Number    Value   Amount           Sole  Defined  other  Instr. V  Sole  (b) Shared (c) None
--------------           ------- --------- ------- --------- ------- ----  ------- ------- -------- ------ ---------- --------
COEUR DALENE MINES CORP    COM   192108504     87     3,000  SH CALL       SH_DEF             1               3,000
COEUR DALENE MINES CORP    COM   192108504    202     7,000  SH PUT        SH_DEF             1               7,000
PRECISION DRILLING CORP    COM   74022D308     93    11,800  SH CALL SOLE                           11,800
PRECISION DRILLING CORP    COM   74022D308  4,711   599,200  SH CALL       SH_DEF             1             599,200
PRECISION DRILLING CORP    COM   74022D308     39     5,000  SH            SH_DEF             1               5,000
PRECISION DRILLING CORP    COM   74022D308    371    47,200  SH      SOLE                           47,200
PRECISION DRILLING CORP    COM   74022D308    535    68,086  SH            SH_DEF             1              68,086
PRECISION DRILLING CORP    COM   74022D308  2,514   319,700  SH PUT        SH_DEF             1             319,700
PRECISION DRILLING
 CORPORATION               COM   74022D308    270    34,355  SH      SOLE                           34,355
VERMILION ENERGY INC       COM   923725105  6,029   128,300  SH CALL       SH_DEF             1             128,300
VERMILION ENERGY INC       COM   923725105  1,809    38,500  SH PUT        SH_DEF             1              38,500